Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended									6 Months Ended		12 Months Ended
	Dec. 31, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Dec. 31, 2014	Dec. 31, 2013	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Income Tax Disclosure [Abstract]
Federal income tax expense												$ 5,042	$ 3,065	$ 2,749
(Reductions) increases in income taxes resulting from: Tax exempt interest												(635)	(142)	(21)
(Reductions) increases in income taxes resulting from: New Jersey state tax, net of federal income tax effect												632	284	389
(Reductions) increases in income taxes resulting from: Qualified stock options compensation expense												28	15	15
(Reductions) increases in income taxes resulting from: Income from BOLI												(959)	(680)	(250)
(Reductions) increases in income taxes resulting from: Other items, net												197	(66)	(106)
Income Tax Expense Benefit Before Valuation Allowance												4,305	2,476	2,776
Valuation allowance												(88)	(226)
Income Taxes	$ 870	$ 1,210	$ 685	$ 1,301	$ 1,021	$ 606	$ 323	$ 518	$ 803	$ 1,423	$ 2,322	$ 4,217	$ 2,250	$ 2,776
Effective income tax rate												29.27%	25.70%	35.35%